Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash	$ 396,761	$ 1,023,499	$ 1,786,550
Accounts receivable	98,277	176,276
Less: Allowance for credit losses	(3,879)	(107,860)	(262,489)
Accounts receivable, net	94,398	68,416	74,727
Deferred contract acquisition costs, current	21,546	69,737	90,662
Prepaid expenses and other current assets	143,311	263,770	667,856
Property and equipment, net	6,207	11,803	10,586
Goodwill	2,171,526	2,171,526	2,171,526
Operating lease right-of-use assets	177,553	307,258	0
Deferred offering costs	2,291,343	1,524,934	0
Total current assets	656,016	1,425,422	2,619,795
Other assets	38,381	38,381	90,972
Total Assets	5,341,026	5,479,324	4,892,879
Current liabilities:
Accounts payable	2,396,347	1,100,249	439,405
Accrued expenses	617,346	745,373	360,732
Franchise tax payable	306,910	230,617	113,526
Total current liabilities	36,567,056	29,284,339	10,843,950
Notes Payable		6,494,051	6,325,178
Earnout liability	82,114	289,099	1,000,000
Deferred revenue	891,008	930,436	1,060,040
Operating lease liabilities, current	305,450	284,963	0
Operating lease liabilities, non-current	2,352	234,043	0
Other long-term liabilities	75,000	75,000	112,837
Total liabilities	36,644,408	29,593,382	14,313,787
Commitments and Contingencies
Stockholders' Deficit:
Series A preferred stock	6,318,491	6,318,491	6,318,491
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 3,329,638 and 5,076,777 shares issued and outstanding (excluding 3,329,638 and 5,076,777 shares subject to possible redemption as of September 30, 2023 and December 31, 2022,) respectively	817	816	828
Additional paid-in capital	2,770,849	1,926,697	1,151,333
Accumulated deficit	(40,393,539)	(32,360,062)	(16,891,560)
Total stockholders' deficit	(37,621,873)	(30,432,549)	(15,739,399)
Total Liabilities, Common Stock Subject to Possible Redemption, and Stockholders' Deficit	5,341,026	5,479,324	4,892,879
7GC Co Holdings INC [Member]
ASSETS
Cash	399,511	1,016,853	711,652
Prepaid expenses	85,540	4,750	264,193
Total current assets	485,051	1,021,603	975,845
Cash equivalents and marketable securities held in Trust Account	35,559,672	52,128,420	230,023,192
Total Assets	36,044,723	53,150,023	230,999,037
Current liabilities:
Accounts payable	2,486,256	1,591,356	342,538
Accrued expenses	2,705,970	1,759,569	1,003,760
Convertible loan from related party	2,300,000	1,100,000	0
Franchise tax payable	150,000	80,050	174,094
Income tax payable	217,608	765,554	0
Total current liabilities	8,111,388	5,344,223	1,520,392
Deferred underwriting commissions		8,050,000	8,050,000
Derivative warrant liabilities	1,696,500	1,319,500	11,572,000
Excise Tax Payable	184,436	0
Deferred underwriting fees payable	8,050,000	8,050,000
Notes Payable		900,000
Total liabilities	17,857,888	14,713,723	21,142,392
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 3,329,638 and 5,076,777 shares at $10.65 and $10.23 per share at September 30, 2023 and December 31, 2022, respectively	35,476,939	51,916,992	230,000,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0	0
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 3,329,638 and 5,076,777 shares issued and outstanding (excluding 3,329,638 and 5,076,777 shares subject to possible redemption as of September 30, 2023 and December 31, 2022,) respectively	0	0	0
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 5,750,000 shares issued and outstanding at September 30, 2023 and December 31, 2022	575	575	575
Additional paid-in capital	0	0	0
Accumulated deficit	(17,290,679)	(13,481,267)	(20,143,930)
Total stockholders' deficit	(17,290,104)	(13,480,692)	(20,143,355)
Total Liabilities, Common Stock Subject to Possible Redemption, and Stockholders' Deficit	36,044,723	53,150,023	230,999,037
Nonrelated Party [Member]
Current liabilities:
Simple agreement for future equity, current	644,146	829,139	0
Convertible loan from related party	3,106,816	1,490,307	0
Bifurcated embedded derivative liabilities	1,552,781	893,216	4,000
Notes Payable	7,030,784	6,494,051
Simple agreement for future equity, non-current		0	294,044
Related Party [Member]
Current liabilities:
Simple agreement for future equity, current	6,709,854	8,636,861	0
Convertible loan from related party	6,465,097	3,425,027	0
Bifurcated embedded derivative liabilities	3,024,219	1,889,084	0
Notes Payable	1,154,997	0
Simple agreement for future equity, non-current		0	3,062,956
Related Party [Member] | 7GC Co Holdings INC [Member]
Current liabilities:
Due to related party	67,118	47,694	0
Notes Payable	1,800,000	1,800,000
CP BF Lending, LLC [Member]
Current liabilities:
Convertible loan from related party	$ 2,586,097	$ 2,276,534	$ 1,654,595